Intangible Assets And Goodwill	12 Months Ended
Mar. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Intangible Assets And Goodwill
14.	INTANGIBLE ASSETS AND GOODWILL

A continuity of the intangible assets for the year ended March 31, 2019, is as follows:

COST
	Balance at		Additions			Balance at
	March 31,		from	Disposals/	Exchange	March 31,
	2018	Additions	acquisitions	adjustments	differences	2019

Health Canada licenses	$64,600	$-	$-	$-	$-	$64,600
Acquired brands	6,042	2,707	55,463	-	162	64,374
Licensed brands	-	57,802	-	-	-	57,802
Distribution channel	38,900	-	3,143	-	357	42,400
Operating licenses	841	-	158,592	-	(7,031)	152,402
Intellectual property	-	-	153,716	-	81	153,797
Software and domain names	1,509	7,169	707	365	(49)	9,701
Intangibles in process	2,470	1,991	-	(336)	(3)	4,122

Total	$114,362	$69,669	$371,621	$29	$(6,483)	$549,198

ACCUMULATED AMORTIZATION
	Balance at				Balance at
	March 31,		Disposals/	Exchange	March 31,
	2018	Amortization	adjustments	differences	2019

Health Canada licenses	$2,624	$1,902	$-	$-	$4,526
Licensed brands	-	128	-	(4)	124
Distribution channel	9,077	8,032	-	(6)	17,103
Operating licenses	219	283	-	(7)	495
Intangibles in process	-	74	-	-	74
Intellectual property	-	4,436	-	1	4,437
Software and domain names	916	2,001	(4)	(30)	2,883

Total	12,836	16,856	(4)	(46)	29,642

Net book value	$101,526				$519,556

The Company has entered into licensing agreements which provide the Company with the exclusive rights to sell branded products for the term of the agreement in exchange for upfront payments, in cash or shares, and future royalties from sale of these products. In certain cases, the contracts provide for annual minimum royalty payments. The Company has recorded these licensing rights as intangible assets with the cost equal to upfront payments and the present value of the minimum royalty payments. Amortization will commence separately for each individual licensing agreement on the date that the identified branded product(s) under the licensing agreement are available for sale.

The Company tested for impairment in the fourth quarter of fiscal 2019. Management estimated the recoverable amount of goodwill and indefinite life intangible assets based on their fair values less costs to sell and determined that the amounts were not impaired.

A continuity of the intangible assets for the year ended March 31, 2018, is as follows:

COST
	Balance at		Additions			Balance at
	March 31,		from	Disposals/	Exchange	March 31,
	2017	Additions	acquisitions	adjustments	differences	2018

Health Canada licenses	$92,200	$-	$-	$(27,600)	$-	$64,600
Acquired brands	3,410	-	2,632	-	-	6,042
Product rights	28,000	-	-	(28,000)	-	-
Distribution channel	38,900	-	-	-	-	38,900
Operating licenses	795	-	-	-	46	841
Software and domain names	1,251	117	-	143	(2)	1,509
Intangibles in process	92	1,972	600	(194)	-	2,470

Total	164,648	2,089	3,232	(55,651)	44	114,362

ACCUMULATED AMORTIZATION
	Balance at				Balance at
	March 31,		Disposals/	Exchange	March 31,
	2017	Amortization	adjustments	differences	2018

Health Canada licenses	$985	$2,957	$(1,318)	$-	$2,624
Distribution channel	1,000	8,077	-	-	9,077
Import license	57	155	-	7	219
Software and domain names	343	572	-	1	916

Total	2,385	11,761	(1,318)	8	12,836

Net book value	$162,263				$101,526

The disposal of intangible assets that occurred in the year ended March 31, 2018, related to the disposal of Agripharm which resulted in a net derecognition of the related Health Canada License of $26,282. Refer to Note 27(d).

The product rights were acquired as part of the acquisition of Bedrocan Canada Inc. that was completed in August 2015. On July 14, 2017, Bedrocan Canada Inc., a wholly owned subsidiary of the Company, commenced arbitration proceedings against Bedrocan International BV (“Bedrocan International”) seeking performance of Bedrocan International’s contractual obligations under the licensing and distribution agreement between the parties. Later in the year ended March 31, 2018, the Company initiated settlement negotiations with Bedrocan International which would include the orderly termination of the licensing and distribution agreement. As a result of these developments management estimated that the recoverable amount for these product rights would be minimal and an impairment loss of $28,000 was recognized in the consolidated statements of operations within Other (expense) income, net for the year ended March 31, 2018.

The net change in goodwill is as follows:

As at March 31, 2017	$241,371
Additions from acquisitions of subsidiaries	75,158
Disposal of consolidated entity	(2,259)
Exchange differences	653

As at March 31, 2018	$314,923
Additions from acquisitions of subsidiaries	1,232,468
Exchange differences	(3,336)

As at March 31, 2019	$1,544,055